Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Lease liabilities [abstract]
Lease liabilities

	June 30,
	2024	2023

	(In thousands of US Dollars)
Current
Lease liabilities	134	26
Non-current
Lease liabilities	299	28
Total Lease Liability	433	54

Future minimum lease payments
Future lease payments payable in relation to lease of the office and land:

	June 30,
	2024	2023

	(In thousands of US Dollars)
Within one year	111	43
Later than one year but not later than 5 years	467	14
Total	578	57